Document and Entity Information	Oct. 09, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	ATMOS ENERGY CORP
Amendment Flag	false
Entity Central Index Key	0000731802
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Incorporation State Country Code	TX
Entity File Number	1-10042
Entity Tax Identification Number	75-1743247
Entity Address, Address Line One	1800 THREE LINCOLN CENTRE
Entity Address, Address Line Two	5430 LBJ FREEWAY
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(972)
Local Phone Number	934-9227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock No Par Value
Trading Symbol	ATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
VA
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	VA